Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent events [Abstract]
Subsequent events	Note 23. - Subsequent events On July 31, 2024, the Board of Directors of the Company approved a dividend of 0.445 per share, which is expected to be paid on September 16, 2024.